Fixed Assets	12 Months Ended
Dec. 31, 2025
Fixed Assets
Fixed Assets

6. Fixed Assets

A. Vessels, net

The following table presents an analysis of vessels, net:

	Vessel cost	Accumulated depreciation	Net book value
Balance as at January 1, 2024	$1,910,692	$(85,791)	$1,824,901
Vessel acquisitions	1,150,782	—	1,150,782
Improvements	141	—	141
Depreciation for the year	—	(76,454)	(76,454)
Balance as at December 31, 2024	$3,061,615	$(162,245)	$2,899,370
Improvements	72	—	72
Depreciation for the year	—	(87,065)	(87,065)
Balance as at December 31, 2025	$3,061,687	$(249,310)	$2,812,377

Three vessels with an aggregate net book value of $736,674 as of December 31, 2025, have been provided as collateral under the terms of the Company’s credit facilities (Note 8). In addition, there are 10 vessels financed through sale and lease back agreements, for which the title of ownership is held by the relevant lender, with an aggregate net book value of $2,075,703 as of December 31, 2025 (Note 8).

Vessel acquisitions for the year 2024

Pursuant to the Umbrella Agreement (Note 5), during the year ended December 31, 2024, the Company acquired from CMTC the shares of the vessel-owning companies of the below vessels:

Vessel	Delivery Date	Consideration	Debt (Note 8)	Umbrella Seller’s Credit (Note 8)	Advances	Cash
LNG/C Axios II	January 2, 2024	$314,000	$190,000	$92,600	$31,400	$—
LNG/C Assos	May 31, 2024	277,000	240,000	—	27,700	9,300
LNG/C Aktoras	June 5, 2024	311,000	240,000	39,900	31,100	—
LNG/C Apostolos	June 28, 2024	302,000	192,000	2,264	30,200	77,536
Total		$1,204,000	$862,000	$134,764	$120,400	$86,836

The Company accounted for these acquisitions as acquisitions of assets since the fair value of the vessels and the time and bareboat charters attached are concentrated in a single identifiable asset. The Company considered whether any value should be assigned to the attached charter party agreements acquired and concluded that (i) for the LNG/C Axios II, the LNG/C Apostolos and the LNG/C Aktoras, the contracted daily charter rate was above the market rate on the acquisition date and therefore the total consideration was allocated to the vessel’s cost and the above market acquired charter (Note 7) and (ii) for the LNG/C Assos the contracted daily charter rate was below the market rate on the acquisition date and therefore the total consideration was allocated to the vessel’s cost and the below market acquired charter (Note 7). The Company allocated the cost of the vessels and the time and bareboat charters acquired on the basis of their relative fair values.

The total acquisition cost of $1,204,000 was recorded in the Company’s financial statements as follows:

Vessels, net	$1,150,782
Above market acquired charters (Note 7)	58,254
Below market acquired charters (Note 7)	(5,036)
Total	$1,204,000

Improvements for the years 2025 and 2024

During the years ended December 31, 2025 and 2024, certain of the Company’s vessels underwent improvements. The costs of these improvements amounted to $72 and $141 respectively and were capitalized as part of the vessels’ cost.

6. Fixed Assets - Continued

B. Vessels under construction

On December 31, 2025, the Company entered into three separate ship building contracts with HD Hyundai Samho Co., Ltd for the construction of three additional latest technology LNG/Cs vessels, presented below:

Hull Number/Vessel name	CBM	Contract price	Expected delivery
LNG/C Amfialos (Hull No.8327)	174,000	$248,000	August 2028
LNG/C Amfilochos (Hull No.8328)	174,000	248,000	January 2029
LNG/C Amissos (Hull No.8329)	174,000	248,000	February 2029

The following table presents an analysis of vessels under construction:

Vessels under construction cost
Balance as at January 1, 2024	$140,369
Advances and initial expenses for vessels under construction	249,921
Balance as at December 31, 2024	$390,290
Advances and initial expenses for vessels under construction	314,111
Balance as at December 31, 2025	$704,401

During the years ended December 31, 2025 and 2024, the Company paid advances of $283,409 and $229,350 in relation to the vessels under construction, respectively. During the years ended December 31, 2025 and 2024, the Company recognized initial expenses of $30,702 and $20,571 as part of vessels under construction cost. Capitalized interest for the years ended December 31, 2025 and 2024, included in initial expenses, amounted to $24,972 and $19,077, respectively (Notes 2(m), 8).

C. Advances for vessels under construction-related party

The following table presents an analysis of advances for vessels under construction-related party:

Advances for vessels under construction-related party
Balance as at January 1, 2024	$174,400
Transfer to vessels, net	(120,400)
Balance as at December 31, 2024	$54,000

Balance as at December 31, 2025	$54,000

During the year ended December 31, 2024, pursuant to the Umbrella Agreement and upon the delivery of the LNG/C Axios II, the LNG/C Assos, the LNG/C Apostolos and the LNG/C Aktoras from the shipyard, the Company acquired from CMTC the vessel-owning companies of these four LNG/Cs and as a result $120,400 of advances for vessels under construction-related party were transferred to vessels, net (Note 5).